OTHER NON-CURRENT LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Contract liabilities (Note 10)	$ 94.0	$ 130.3
Share-based payments liabilities (Note 23)	63.2	70.0
Contingent consideration arising on business combinations	0.0	3.7
Interest payable	8.8	14.4
Other	32.2	27.2
Other non-current liabilities	$ 198.2	$ 245.6